UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09205
                                                     ---------

                      ADVANTAGE ADVISERS XANTHUS FUND, LLC
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               NEW YORK, NY 10166
                      ------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               NEW YORK, NY 10022
                      ------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code: 212-667-4225
                                                                   ------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------

                     Date of reporting period: JUNE 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                    ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                  (UNAUDITED)

                     ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.


                              FINANCIAL STATEMENTS


                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)





                                    CONTENTS





     Statement of Assets, Liabilities and Members' Capital.....................1

     Schedule of Portfolio Investments.........................................2

     Schedule of Securities Sold, Not Yet Purchased............................9

     Statement of Operations..................................................13

     Statements of Changes in Members' Capital................................14

     Notes to Financial Statements............................................15

     Results of Special Meeting of Members....................................24

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2004
                                                                                                           (UNAUDITED)

ASSETS
Investments in securities, at market value (cost - $501,920,954)                                              $482,363,013
Due from broker                                                                                                140,545,545
Receivable for investment securities sold                                                                       88,089,442
Interest receivable                                                                                                190,471
Dividends receivable                                                                                               102,617
Other assets                                                                                                        61,655
                                                                                                              ------------

     TOTAL ASSETS                                                                                              711,352,743
                                                                                                              ------------

LIABILITIES

Securities sold, not yet purchased, at market value (proceeds - $153,294,340)                                  156,258,309
Withdrawals payable                                                                                             70,409,917
Payable for investment securities purchased                                                                     41,646,402
Administration fees payable                                                                                        426,375
Accounting and investor services fees payable                                                                       98,941
Dividends payable on securities sold, not yet purchased                                                             92,132
Accrued expenses                                                                                                   360,055
                                                                                                              ------------

     TOTAL LIABILITIES                                                                                         269,292,131
                                                                                                              ------------

           NET ASSETS                                                                                         $442,060,612
                                                                                                              ============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                                                     $465,626,550
Accumulated net investment loss                                                                                 (4,255,726)
Accumulated net realized gain on investments                                                                     3,211,698
Net unrealized depreciation on investments                                                                     (22,521,910)
                                                                                                              ------------

     MEMBERS' CAPITAL - NET ASSETS                                                                            $442,060,612
                                                                                                              ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE
                  COMMON STOCK - 107.49%
                    APPLICATIONS SOFTWARE - 9.05%
   1,194,090             Microsoft Corp.                                                       (a)         $   34,103,210
     218,193             Quest Software, Inc.*                                                                  2,814,690
     290,550             Siebel Systems, Inc.*                                                                  3,105,980
                                                                                                           --------------
                                                                                                               40,023,880
                                                                                                           --------------
                    BROADCASTING SERVICES / PROGRAMMING - 0.77%
     400,459             New Frontier Media, Inc.*                                                              3,415,915
                                                                                                           --------------
                    CABLE TELEVISION - 1.74%
     172,890             Comcast Corp., Special Class A*                                                        4,773,493
      94,300             EchoStar Communications Corp., Class A*                                                2,899,725
                                                                                                           --------------
                                                                                                                7,673,218
                                                                                                           --------------
                    CASINO SERVICES - 0.78%
     181,130             Scientific Games Corp., Class A*                                                       3,466,828
                                                                                                           --------------
                    COMPUTER AIDED DESIGN - 0.51%
     450,930             Parametric Technology Corp.*                                                           2,254,650
                                                                                                           --------------
                    COMPUTER DATA SECURITY - 0.13%
     171,275
                         BindView Development Corp.*                                                              599,462
                                                                                                           --------------
                    COMPUTER SERVICES - 0.63%
     172,430
                         CompuCom Systems, Inc.*                                                                  782,832
     130,410
                         LivePerson, Inc.*                                                                        392,534
      62,600             SunGard Data Systems, Inc.*                                                            1,627,600
                                                                                                           --------------
                                                                                                                2,802,966
                                                                                                           --------------
                    COMPUTERS - 4.99%
     615,620            Dell, Inc.*                                                            (a)             22,051,508
                                                                                                           --------------
                    COMPUTERS - INTEGRATED SYSTEMS - 1.01%
   2,028,600             Silicon Graphics, Inc.*                                                                4,462,920
                                                                                                           --------------
                    COMPUTERS - MEMORY DEVICES - 0.91%
     269,920             Maxtor Corp.*                                                                          1,789,570
     258,700             Western Digital Corp.*                                                                 2,240,342
                                                                                                           --------------
                                                                                                                4,029,912
                                                                                                           --------------
                    COMPUTERS - PERIPHERAL EQUIPMENT - 1.70%
      38,400             Interphase Corp.*                                                                        393,984
      73,900             Lexmark International, Inc., Class A*                                                  7,133,567
                                                                                                           --------------
                                                                                                                7,527,551
                                                                                                           --------------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    CONSULTING SERVICES - 0.43%
     220,540             DiamondCluster International, Inc.*                                             $      1,916,493
                                                                                                         ----------------
                    DRUG DELIVERY SYSTEMS - 0.33%
     108,680             Alkermes, Inc.*                                                                        1,478,048
                                                                                                         ----------------
                    E-COMMERCE / SERVICES - 0.90%
     998,100             HomeStore, Inc.*                                                                       3,982,419
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.23%
     213,440             Flextronics International Ltd.*                                                        3,404,368
     171,270             Jabil Circuit, Inc.*                                                                   4,312,579
     234,000             Sanmina-SCI Corp.*                                                                     2,129,400
                                                                                                         ----------------
                                                                                                                9,846,347
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 21.49%
     636,000             Altera Corp.*                                                                        14,093,760
     353,560             Applied Micro Circuits Corp.*                                                          1,880,939
     857,690             ATI Technologies, Inc.*                                                               16,176,033
     142,820             Broadcom Corp., Class A*                                                               6,655,412
     886,110             Intel Corp.                                                           (a)             24,456,636
      47,179             Leadis Technology, Inc.*                                                                 632,670
     267,490             Micron Technology, Inc.*                                              (b)              4,095,272
     133,135             National Semiconductor Corp.*                                                          2,927,639
     406,690             PMC-Sierra, Inc.*                                                     (a)              5,836,002
     150,120             Silicon Image, Inc.*                                                                   1,968,073
     355,730             Skyworks Solutions, Inc.*                                                              3,105,523
     394,850             Xilinx, Inc.                                                          (a)             13,152,454
                                                                                                         ----------------
                                                                                                               94,980,413
                                                                                                         ----------------
                    ELECTRONIC DESIGN AUTOMATION - 0.48%
     144,600             Cadence Design Systems, Inc.*                                                          2,115,498
                                                                                                         ----------------
                    ENTERPRISE SOFTWARE / SERVICES - 5.27%
     184,580             BEA Systems, Inc.*                                                                     1,517,248
     238,650             Informatica Corp.*                                                                     1,820,899
     395,290             Micromuse, Inc.*                                                                       2,644,490
     433,600             Novell, Inc.*                                                                          3,637,904
     973,260             Oracle Corp.*                                                         (a)             11,610,992
     202,660             Ultimate Software Group, Inc.*                                                         2,056,999
                                                                                                         ----------------
                                                                                                               23,288,532
                                                                                                         ----------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2004
   SHARES                                                                                                 MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    ENTERTAINMENT SOFTWARE - 3.78%
   316,025               Activision, Inc.*                                                               $      5,024,797
   509,900               THQ, Inc.*                                                            (a)             11,676,710
                                                                                                         ----------------
                                                                                                               16,701,507
                                                                                                         ----------------
                    GAMBLING (NON-HOTEL) - 0.31%
   327,470                Youbet.com, Inc.*                                                                     1,352,451
                                                                                                         ----------------
                    INTERNET APPLICATION SOFTWARE - 0.69%
   193,010
                         BroadVision, Inc.*                                                                       811,028
   321,532               MatrixOne, Inc.*                                                                       2,221,786
                                                                                                         ----------------
                                                                                                                3,032,814
                                                                                                         ----------------
                    INTERNET CONTENT - ENTERTAINMENT - 1.12%
    14,483               Audible, Inc.*                                                                           173,796
   132,460               Netflix, Inc.*                                                                         4,768,560
                                                                                                         ----------------
                                                                                                                4,942,356
                                                                                                         ----------------
                    INTERNET INFRASTRUCTURE SOFTWARE - 0.37%
   309,360               AsiaInfo Holdings, Inc.*                                                               1,633,421
                                                                                                         ----------------
                    INTERNET SECURITY - 0.68%
   258,299               Secure Computing Corp.*                                                                3,009,183
                                                                                                         ----------------
                    MEDICAL - BIOMEDICAL / GENETICS - 1.69%
    20,580               Biogen Idec, Inc.*                                                                     1,301,685
    77,960               Chiron Corp.*                                                                          3,480,134
    56,450               Genzyme Corp.*                                                        (b)              2,671,779
                                                                                                         ----------------
                                                                                                                7,453,598
                                                                                                         ----------------
                    MEDICAL - DRUGS - 0.60%
   131,570               Angiotech Pharmaceuticals, Inc.*                                                       2,651,135
                                                                                                         ----------------
                    MEDICAL - GENERIC DRUGS - 0.39%
    89,110               Impax Laboratories, Inc.*                                                              1,726,952
                                                                                                         ----------------
                    MEDICAL PRODUCTS - 0.91%
    63,710               Henry Schein, Inc.*                                                                    4,022,649
                                                                                                         ----------------
                    MULTIMEDIA - 0.25%
   226,330               Gemstar-TV Guide International, Inc.*                                                  1,086,384
                                                                                                         ----------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    NETWORKING PRODUCTS - 7.10%
   1,086,290             Cisco Systems, Inc.*                                                  (a)       $     25,745,073
     152,430             Hypercom Corp.*                                                                        1,288,034
     177,700             Juniper Networks, Inc.*                                                                4,366,089
                                                                                                         ----------------
                                                                                                               31,399,196
                                                                                                         ----------------
                    POWER CONVERSION/SUPPLY EQUIPMENT - 0.41%
     115,920             Advanced Energy Industries, Inc.*                                                      1,822,262
                                                                                                         ----------------
                    RACETRACKS - 1.33%
     120,560             International Speedway Corp., Class A                                                  5,864,038
                                                                                                         ----------------
                    RADIO - 0.43%
      69,550             XM Satellite Radio Holdings, Inc., Class A*                                            1,898,020
                                                                                                         ----------------
                    RETAIL - MAIL ORDER - 0.97%
     130,120             Williams-Sonoma, Inc.*                                                                 4,288,755
                                                                                                         ----------------
                    SCHOOLS - 0.54%
      87,750             DeVry, Inc.*                                                                           2,406,105
                                                                                                         ----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 13.56%
     396,680             Analog Devices, Inc.                                                  (a)             18,675,695
     147,280             Cypress Semiconductor Corp.*                                                           2,089,903
     200,830             Integrated Device Technology, Inc.*                                                    2,779,487
      61,290             Linear Technology Corp.                                                                2,419,116
     543,090             Marvell Technology Group Ltd.*                                        (a)             14,500,503
      96,070             Maxim Integrated Products, Inc.                                                        5,035,989
      72,913             PowerDsine Ltd.*                                                                         894,643
     850,919             Taiwan Semiconductor Manufacturing Company Ltd. -
                              Sponsored ADR                                                    (a)              7,071,134
     644,478             United Microelectronics Corp. - Sponsored ADR*                                         2,777,700
     756,960             Vitesse Semiconductor Corp.*                                                           3,693,965
                                                                                                         ----------------
                                                                                                               59,938,135
                                                                                                         ----------------
                    SEMICONDUCTOR EQUIPMENT - 9.81%
     784,050             Applied Materials, Inc.*                                                              15,383,061
     346,860             Brooks Automation, Inc.*                                                               6,989,229
      80,560             FormFactor, Inc.*                                                                      1,808,572
      93,610             KLA-Tencor Corp.*                                                                      4,622,462
     209,240             Lam Research Corp.*                                                                    5,607,632
     105,666             MKS Instruments, Inc.*                                                                 2,411,298


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2004
      SHARES                                                                                               MARKET VALUE
                    COMMON STOCK (CONTINUED)
                    SEMICONDUCTOR EQUIPMENT (CONTINUED)
     222,130             Teradyne, Inc.*                                                                 $      5,042,351
      82,590             Tessera Technologies, Inc.*                                                            1,488,272
                                                                                                         ----------------
                                                                                                               43,352,877
                                                                                                         ----------------
                    TELECOMMUNICATION EQUIPMENT - 4.04%
     215,320             Andrew Corp.*                                                                          4,308,553
     454,700             Arris Group, Inc.*                                                                     2,700,918
     277,630             Avaya, Inc.*                                                                           4,383,778
   1,013,436             Nortel Networks Corp.*                                                                 5,057,046
     160,260             Symmetricom, Inc.*                                                                     1,426,314
                                                                                                         ----------------
                                                                                                               17,876,609
                                                                                                         ----------------
                    TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 1.87%
     216,480             Harmonic, Inc.*                                                                        1,842,245
     913,160             JDS Uniphase Corp.*                                                                    3,460,876
     406,880             MRV Communications, Inc.*                                                              1,114,851
     972,100             Oplink Communications, Inc.*                                                           1,866,432
                                                                                                         ----------------
                                                                                                                8,284,404
                                                                                                         ----------------
                    TELEPHONE - INTEGRATED - 0.15%
     130,290             Primus Telecommunications Group, Inc.*                                                   661,873
                                                                                                         ----------------
                    TRANSPORT - SERVICES - 1.61%
     309,614             Sirva, Inc.*                                                                           7,121,122
                                                                                                         ----------------
                    WEB HOSTING / DESIGN - 0.40%
     245,460            NIC, Inc.*                                                                              1,755,039
                                                                                                         ----------------
                    WEB PORTALS / ISP - 0.61%
     256,330             GigaMedia Ltd.*                                                                          307,596
      71,850             SINA Corp.*                                                                            2,370,332
                                                                                                         ----------------
                                                                                                                2,677,928
                                                                                                         ----------------
                    WIRELESS EQUIPMENT - 0.52%
     124,900             Motorola, Inc.                                                                         2,279,425
                                                                                                         ----------------
                  TOTAL COMMON STOCK (COST $486,870,128)                                                 $    475,154,798
                                                                                                         ----------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                                          JUNE 30, 2004
    CONTRACTS                                                                                              MARKET VALUE
                  PURCHASED OPTIONS - 1.63%
                    CALL OPTIONS - 0.41%
                    COMPUTERS - MEMORY DEVICES - 0.04%
     979                 SanDisk Corp., 10/16/04, $25.00                                                 $        146,850
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.02%
   4,480                 Advanced Micro Devices, Inc., 07/17/04, $17.00                                            89,600
                                                                                                         ----------------
                    INTERNET SECURITY - 0.27%
   2,918                 Check Point Software Technologies Ltd., 07/17/04, $25.00                                 583,600
     869                 McAfee, Inc., 09/18/04, $17.50                                                           126,005
   4,347                 VeriSign, Inc., 08/21/04, $20.00                                                         478,170
                                                                                                         ----------------
                                                                                                                1,187,775
                                                                                                         ----------------
                    MEDICAL - BIOMEDICAL / GENETICS - 0.06%
     435                 Genzyme Corp., 10/16/04, $50.00                                                           87,000
   2,515                 Millennium Pharmaceuticals, Inc., 08/21/04, $17.50                                        25,150
   1,672                 Millennium Pharmaceuticals, Inc., 08/21/04, $20.00                                        16,720
     652                 Telik, Inc., 10/16/04, $25.00                                                            146,700
                                                                                                         ----------------
                                                                                                                  275,570
                                                                                                         ----------------
                    MEDICAL - DRUGS - 0.02%
   1,548                 King Pharmaceuticals, Inc., 10/16/04, $15.00                                              15,480
   1,087                 Ligand Pharmaceuticals, Inc., Class B, 11/20/04, $22.50                                   70,655
                                                                                                        -----------------
                                                                                                                   86,135
                                                                                                        -----------------
                    TELEPHONE - INTEGRATED - 0.00%
   2,449                 Sprint Corp., 08/21/04, $20.00                                                            12,245
   1,895                 Verizon Communications, Inc., 07/17/04, $40.00                                                 0
                                                                                                         ----------------
                                                                                                                   12,245
                                                                                                         ----------------
                    TOTAL CALL OPTIONS (COST $2,144,735)                                                        1,798,175
                                                                                                         ----------------
                    PUT OPTIONS - 1.22%
                    CELLULAR TELECOMMUNICATIONS - 0.01%
     820                 Vodafone Group PLC - Sponsored ADR,
                                07/17/04, $22.50                                                                   45,100
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.07%
   1,733                 Micron Technology, Inc., 10/16/04, $13.00                                                 51,990
   1,739                 NVIDIA Corp., 09/18/04, $20.00                                                           234,765
                                                                                                         ----------------
                                                                                                                  286,755
                                                                                                         ----------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
    CONTRACTS                                                                                              MARKET VALUE
                    PURCHASED OPTIONS (CONTINUED)
                    PUT OPTIONS (CONTINUED)
                    MEDICAL INSTRUMENTS - 0.00%
   955                   Edwards Lifesciences Corp., 08/21/04, $30.00                                    $          9,550
                                                                                                         ----------------
                    REGISTERED INVESTMENT COMPANY - 1.11%
   13,235                Mini NDX-100 Index Tracking Stock, 12/18/04, $135.00                                   4,367,550
   1,249                 Mini NDX-100 Index Tracking Stock, 12/18/04, $140.00                                     549,560
                                                                                                         ----------------
                                                                                                                4,917,110
                                                                                                         ----------------
                    WEB PORTALS / ISP - 0.03%
   391              Sohu.com, Inc., 08/21/04, $17.50                                                               37,145
   1,634            Sohu.com, Inc., 09/18/04, $15.00                                                              114,380
                                                                                                         ----------------
                                                                                                                  151,525
                                                                                                         ----------------
                    TOTAL PUT OPTIONS (COST $12,906,091)                                                        5,410,040
                                                                                                         ----------------
                  TOTAL PURCHASED OPTIONS (COST $15,050,826)                                             $      7,208,215
                                                                                                         ----------------

                  TOTAL INVESTMENTS IN SECURITIES (COST $501,920,954) - 109.12%                          $    482,363,013
                                                                                                         ----------------

                  OTHER ASSETS, LESS LIABILITIES - (9.12%)                                                    (40,302,401)
                                                                                                         ----------------

                  NET ASSETS - 100.00%                                                                   $    442,060,612
                                                                                                         ================

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)     Security held in connection with an open put or call option contract.
*       Non-income producing security.
ADR     American Depository Receipt


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
    SHARES                                                                                                 MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED - (35.35%)
                    APPLICATIONS SOFTWARE - (0.34%)
    65,210               Red Hat, Inc.                                                                   $     (1,497,874)
                                                                                                         ----------------
                    CHEMICALS - SPECIALTY - (0.50%)
    39,210               Cabot Microelectronics Corp.                                                          (1,200,218)
    17,390               Minerals Technologies, Inc.                                                           (1,008,620)
                                                                                                         ----------------
                                                                                                               (2,208,838)
                                                                                                         ----------------
                    COMMERCIAL SERVICES - (0.55%)
    61,440               Weight Watchers International, Inc.                                                   (2,404,762)
                                                                                                         ----------------
                    COMMERCIAL SERVICES - FINANCE - (1.28%)
    45,210               H&R Block, Inc.                                                                       (2,155,613)
   103,660               Paychex, Inc.                                                                         (3,512,001)
                                                                                                         ----------------
                                                                                                               (5,667,614)
                                                                                                         ----------------
                    COMMON TRUST FUND - (3.25%)
   379,590               Semiconductor HOLDRs Trust                                                           (14,359,890)
                                                                                                         ----------------
                    COMPUTER AIDED DESIGN - (0.60%)
    61,730               Autodesk, Inc.                                                                        (2,642,661)
                                                                                                         ----------------
                    COMPUTER SERVICES - (0.19%)
    44,340               Electronic Data Systems Corp.                                                           (849,111)
                                                                                                         ----------------
                    COMPUTERS - (0.65%)
    32,750               International Business Machines Corp.                                                 (2,886,912)
                                                                                                         ----------------
                    COMPUTERS - INTEGRATED SYSTEMS - (0.61%)
    21,740               Kronos, Inc.                                                                            (895,688)
    58,860               National Instruments Corp.                                                            (1,804,059)
                                                                                                         ----------------
                                                                                                               (2,699,747)
                                                                                                         ----------------
                    COMPUTERS - MEMORY DEVICES - (0.87%)
   144,440               Seagate Technology                                                                    (2,084,269)
    60,860               Storage Technology Corp.                                                              (1,764,940)
                                                                                                         ----------------
                                                                                                               (3,849,209)
                                                                                                         ----------------
                    DATA PROCESSING / MANAGEMENT - (0.42%)
    51,560               Acxiom Corp.                                                                          (1,280,235)
    26,660               Total System Services, Inc.                                                             (583,854)
                                                                                                         ----------------
                                                                                                               (1,864,089)
                                                                                                         ----------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
    SHARES                                                                                                 MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    DENTAL SUPPLIES & EQUIPMENT - (0.98%)
    56,400               Patterson Dental Co.                                                            $     (4,314,036)
                                                                                                         ----------------
                    E-COMMERCE / SERVICES - (0.45%)
    21,740               eBay, Inc.                                                                            (1,998,993)
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.83%)
    57,470               AVX Corp.                                                                               (830,442)
   100,415               California Micro Devices Corp.                                                        (1,157,785)
    41,730               Gentex Corp.                                                                          (1,655,846)
                                                                                                         ----------------
                                                                                                               (3,644,073)
                                                                                                         ----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (4.29%)
    56,950               Cree, Inc.                                                                            (1,318,392)
   218,650               Integrated Silicon Solution, Inc.                                                     (2,669,717)
    68,390               International Rectifier Corp.                                                         (2,832,714)
    97,660               Microchip Technology, Inc.                                                            (3,080,196)
   183,750               OmniVision Technologies, Inc.                                                         (2,930,813)
   122,300               STMicroelectronics N.V.                                                               (2,691,823)
   141,280               Texas Instruments, Inc.                                                               (3,416,150)
                                                                                                         ----------------
                                                                                                              (18,939,805)
                                                                                                         ----------------
                    ELECTRONIC PARTS DISTRIBUTION - (1.29%)
    90,330               Arrow Electronics, Inc.                                                               (2,422,651)
   144,610               Avnet, Inc.                                                                           (3,282,647)
                                                                                                         ----------------
                                                                                                               (5,705,298)
                                                                                                         ----------------
                    ELECTRONIC PRODUCTS - MISCELLANEOUS - (0.08%)
    10,870               Molex, Inc.                                                                             (348,710)
                                                                                                         ----------------
                    ENTERPRISE SOFTWARE / SERVICES - (0.10%)
    25,500               Sybase, Inc.                                                                            (459,000)
                                                                                                         ----------------
                    ENTERTAINMENT SOFTWARE - (0.53%)
    43,180               Electronic Arts, Inc.                                                                 (2,355,469)
                                                                                                         ----------------
                    HOTELS & MOTELS - (1.13%)
   118,440               Hilton Hotels Corp.                                                                   (2,210,091)
    55,640               Marriott International, Inc., Class A                                                 (2,775,323)
                                                                                                         ----------------
                                                                                                               (4,985,414)
                                                                                                         ----------------
                    INSTRUMENTS - SCIENTIFIC - (0.47%)
    94,910               Applera Corp. - Applied Biosystems Group                                              (2,064,292)
                                                                                                         ----------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
    SHARES                                                                                                 MARKET VALUE

                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    INTERNET CONTENT - INFORMATION / NETWORK - (0.13%)
    62,600               Autobytel, Inc.                                                                 $       (568,408)
                                                                                                         ----------------
                    INTERNET SECURITY - (0.67%)
   104,040               Network Associates, Inc.                                                              (1,886,245)
    51,870               RSA Security, Inc.                                                                    (1,061,779)
                                                                                                         ----------------
                                                                                                               (2,948,024)
                                                                                                         ----------------
                    MEDICAL - BIOMEDICAL / GENETICS - (0.71%)
    96,210               Affymetrix, Inc.                                                                      (3,148,953)
                                                                                                         ----------------
                    MEDICAL - DRUGS - (0.52%)
    48,220               Merck & Co., Inc.                                                                     (2,290,450)
                                                                                                         ----------------
                    MEDICAL - HOSPITALS - (1.40%)
    66,360               HCA, Inc.                                                                             (2,759,912)
    62,600               Health Management Associates, Inc.                                                    (1,403,492)
    44,400               Universal Health Services, Inc., Class B                                              (2,037,516)
                                                                                                         ----------------
                                                                                                               (6,200,920)
                                                                                                         ----------------
                    MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.64%)
    40,310               Cardinal Health, Inc.                                                                 (2,823,715)
                                                                                                         ----------------
                    MEDICAL INSTRUMENTS - (0.33%)
    30,774               Ventana Medical Systems, Inc.                                                         (1,462,688)
                                                                                                         ----------------
                    MOTORCYCLE / MOTOR SCOOTER - (0.71%)
    50,900               Harley-Davidson, Inc.                                                                 (3,152,746)
                                                                                                         ----------------
                    MULTIMEDIA - (0.25%)
    31,300               Viacom, Inc. - Class B                                                                (1,118,036)
                                                                                                         ----------------
                    OFFICE FURNISHINGS - ORIGINAL - (0.64%)
    97,950               Herman Miller, Inc.                                                                   (2,834,673)
                                                                                                         ----------------
                    PUBLISHING - NEWSPAPERS - (0.97%)
    42,800               Dow Jones & Co., Inc.                                                                 (1,930,280)
    52,160               Tribune Co.                                                                           (2,375,366)
                                                                                                         ----------------
                                                                                                               (4,305,646)
                                                                                                         ----------------
                    RADIO - (0.35%)
   504,250               Sirius Satellite Radio, Inc.                                                          (1,553,090)
                                                                                                         ----------------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                                          JUNE 30, 2004
    SHARES                                                                                                 MARKET VALUE


                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    REGISTERED INVESTMENT COMPANY - (2.45%)
   129,540               iShares Lehman 20+ Year Treasury Bond Fund                                      $    (10,836,021)
                                                                                                         ----------------
                    RENTAL AUTO/EQUIPMENT - (0.24%)
    58,250               United Rentals, Inc.                                                                  (1,042,093)
                                                                                                         ----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (1.28%)
   173,880               Micrel, Inc.                                                                          (2,112,642)
   142,580               Power Integrations, Inc.                                                              (3,550,242)
                                                                                                         ----------------
                                                                                                               (5,662,884)
                                                                                                         ----------------
                    SEMICONDUCTOR EQUIPMENT - (1.35%)
    95,920               ATMI, Inc.                                                                            (2,619,575)
    98,270               DuPont Photomasks, Inc.                                                               (1,997,829)
    43,470               Novellus Systems, Inc.                                                                (1,366,697)
                                                                                                         ----------------
                                                                                                               (5,984,101)
                                                                                                         ----------------
                    TELECOMMUNICATION EQUIPMENT - (0.39%)
   118,700               Nokia Corp. - Sponsored ADR                                                           (1,725,898)
                                                                                                         ----------------
                    TELEPHONE - INTEGRATED - (2.31%)
    61,640               ALLTEL Corp.                                                                          (3,120,217)
   111,660               BellSouth Corp.                                                                       (2,927,725)
   172,170               SBC Communications, Inc.                                                              (4,175,123)
                                                                                                         ----------------
                                                                                                              (10,223,065)
                                                                                                         ----------------
                    THEATERS - (0.27%)
    65,210               Regal Entertainment Group, Class A                                                    (1,180,301)
                                                                                                         ----------------
                    WIRELESS EQUIPMENT - (0.33%)
   193,440               RF Micro Devices, Inc.                                                                (1,450,800)
                                                                                                         ----------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED
                      (PROCEEDS $153,294,340)                                                            $   (156,258,309)
                                                                                                         ================

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                                     SIX MONTHS ENDED
                                                                                                       JUNE 30, 2004
                                                                                                        (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                                             $    598,788
   Dividends, net of withholding taxes of $11,840                                                            350,805
                                                                                                        ------------
                                                                                                             949,593
                                                                                                        ------------
EXPENSES
     Administration fees                                                                                   2,685,212
     Dividends on securities sold, not yet purchased                                                       1,057,714
     Prime broker fees                                                                                       702,375
     Accounting and investor services fees                                                                   278,920
     Custodian fees                                                                                          126,911
     Audit and tax fees                                                                                      118,923
     Insurance expense                                                                                        63,256
     Interest expense                                                                                         61,164
     Legal fees                                                                                               30,208
     Board of Managers' fees and expenses                                                                     24,080
     Miscellaneous                                                                                            56,556
                                                                                                        ------------
       TOTAL EXPENSES                                                                                      5,205,319
                                                                                                        ------------

       NET INVESTMENT LOSS                                                                                (4,255,726)
                                                                                                        ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   REALIZED GAIN ON INVESTMENTS:
     Investment securities                                                                                 1,682,275
     Securities sold, not yet purchased                                                                    1,529,423
                                                                                                        ------------

       NET REALIZED GAIN ON INVESTMENTS                                                                    3,211,698

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                                     (45,645,027)
                                                                                                        ------------

       NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                                   (42,433,329)

       DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                                  $(46,689,055)
                                                                                                        ============

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------


                                                                    SPECIAL
                                                                    ADVISORY
                                                                     MEMBER               MEMBERS                TOTAL
                                                                 ---------------      ----------------      ----------------

MEMBERS' CAPITAL, DECEMBER 31, 2002                              $       11,356       $   338,185,950       $   338,197,306
                                                                 ---------------      ----------------      ----------------

FROM INVESTMENT ACTIVITIES

   Net investment loss                                                       --            (5,641,503)           (5,641,503)
   Net realized gain on investments                                          --           125,272,652           125,272,652
   Net change in unrealized appreciation on investments                      --            30,240,200            30,240,200
   Incentive allocation                                              22,876,014           (22,876,014)                   --
                                                                 ---------------      ----------------      ----------------
   INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT
     ACTIVITIES                                                      22,876,014           126,995,335           149,871,349

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                     --            77,719,146            77,719,146
   Capital withdrawals                                              (22,887,370)          (40,379,734)          (63,267,104)
                                                                 ---------------      ----------------      ----------------
   INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM
     CAPITAL TRANSACTIONS                                           (22,887,370)           37,339,412            14,452,042
                                                                 ---------------      ----------------      ----------------

MEMBERS' CAPITAL, DECEMBER 31, 2003                              $           --       $   502,520,697       $   502,520,697
                                                                 ---------------      ----------------      ----------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                           $           --       $    (4,255,726)      $    (4,255,726)
   Net realized gain on investments                                          --             3,211,698             3,211,698
   Net change in unrealized depreciation on investments                      --           (45,645,027)          (45,645,027)
   Incentive allocation                                                      --                    --                    --
                                                                 ---------------      ----------------      ----------------
   DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT
     ACTIVITIES                                                              --           (46,689,055)          (46,689,055)
                                                                 ---------------      ----------------      ----------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                     --            56,638,887            56,638,887
   Capital withdrawals                                                       --           (70,409,917)          (70,409,917)
                                                                 ---------------      ----------------      ----------------
   DECREASE IN MEMBERS' CAPITAL DERIVED FROM CAPITAL                         --           (13,771,030)          (13,771,030)
     TRANSACTIONS
                                                                 ---------------      ----------------      ----------------

MEMBERS' CAPITAL, JUNE 30, 2004                                  $           --       $   442,060,612       $   442,060,612
                                                                 ===============      ================      ================


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

              Advantage  Advisers  Xanthus  Fund,  L.L.C.  (the  "Company")  was
              organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The
              Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

              Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are five members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. Subject to the oversight of the Adviser, Mr. Takis Sparaggis, the Managing Director of Alkeon Capital Management, L.L.C. ("Alkeon"), serves as portfolio manager of the Company. Alkeon is admitted as a non-managing member of the Adviser. Oppenheimer is a minority joint venture partner in Alkeon.

              The acceptance of additional contributions from Members is subject to approval by the Board of Managers. Generally, after January 1, 2004, new Members will not be accepted into the Company, although existing Members as of December 31, 2003 may make additional contributions. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

              Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

              A.  REVENUE RECOGNITION

              Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

              B.  PORTFOLIO VALUATION

              The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

              Prior to April 2003, domestic exchange traded or NASDAQ listed equity securities were valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges.

              Pursuant to a resolution of the Company's Board of Managers passed on July 31, 2003, the valuation methodology set forth below for domestic exchange traded and NASDAQ securities was put in effect reflecting the methodology made available by NASDAQ in April 2003.

              (i) Domestic  exchange traded  securities  (other than options and those securities traded on NASDAQ) shall be valued:

                  (1) at their last composite sale prices as reported on the exchanges where those securities are traded; or

                  (2) If no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              B.  PORTFOLIO VALUATION (CONTINUED)

              (ii)Securities traded on NASDAQ shall be valued:

                  (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

                  (2) if no NOCP is available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

                  (3)  if no sale is shown on NASDAQ, at the bid price; or

                  (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

              Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

              Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              B.  PORTFOLIO VALUATION (CONTINUED)

              All  assets  and  liabilities   initially   expressed  in  foreign
              currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

              C.  CASH EQUIVALENTS

              The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents.

              D.  INCOME TAXES

              No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

              The Company has reclassified ($5,641,503) and $125,272,652 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2003. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

              Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

              During the six months ended June 30, 2004, Oppenheimer earned $62,166 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $195,644 as brokerage commissions from portfolio transactions executed on behalf of the Company.

              Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2004, there was no Incentive Allocations allocated to the Special Advisory Member.

              Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

              PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

              PFPC Inc. serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

              Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2004, such sales commissions earned by Oppenheimer amounted to $94,004.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  INDEMNIFICATIONS
              The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

     5.  SECURITIES TRANSACTIONS

              Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2004, amounted to $735,988,518 and $663,840,390, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2004, amounted to $99,511,520 and $203,953,657, respectively.

              At June 30, 2004, the aggregate cost for Federal income tax purposes, of portfolio investments and securities sold, not yet purchased is $511,036,039, and $153,294,340, respectively.

              For Federal income tax purposes, at June 30, 2004, accumulated net unrealized depreciation on investments was $31,636,995, consisting of $22,911,043 gross unrealized appreciation and $54,548,038 gross unrealized depreciation.

              Due from broker primarily represents proceeds from securities sold, not yet purchased, and excess cash held at the prime broker as of June 30, 2004.

     6.  SHORT-TERM BORROWINGS

              The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2004, the average daily amount of such borrowings was $7,212,719 and the daily weighted average annualized interest rate was 0.01%.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

              In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

              The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

              Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

              The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

              When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value. During the six months ended June 30, 2004, there were no transactions in written options.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                       SIX MONTHS
                                          ENDED               YEAR ENDED           YEAR ENDED          YEAR ENDED
                                      JUNE 30, 2004          DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                       (UNAUDITED)               2003                 2002                2001
                                 -----------------------------------------------------------------------------------
  Net assets, end of period
     (000s)                            $442,061                $502,521             $338,197             $395,087
  Ratio of net investment income
     (loss) to average net
     assets***                          (1.66%)*                (1.31%)               (0.72%)                0.80%
  Ratio of expenses to
     average net assets***               2.03%*                  1.88%                 1.80%                 1.99%
  Ratio of incentive allocation
     to average net assets                  0%*                  5.29%                    0%                 0.07%
  Portfolio turnover                      127%                    394%                  763%                  688%
  Total return - gross**                (8.32%)                 41.67%                (5.44%)               (0.15%)
  Total return - net**                  (8.32%)                 33.33%                (5.44%)               (0.15%)
  Average debt ratio                     1.40%                   0.70%                  N/A                  N/A



                                                                   MAY 4, 1999
                                         YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                        DECEMBER 31,                   TO
                                            2000                DECEMBER 31, 1999
                                 -------------------------------------------------------
  Net assets, end of period
     (000s)                                $351,103                  $187,675
  Ratio of net investment income
     (loss) to average net
     assets***                                (0.11%)                  (2.67%)*
  Ratio of expenses to
     average net assets***                     2.50%                    3.50%*
  Ratio of incentive allocation
     to average net assets                     0.04%                   23.98%
  Portfolio turnover                            325%                     143%
  Total return - gross**                      (0.56%)                  79.07%
  Total return - net**                        (0.56%)                  63.25%
  Average debt ratio                           5.34%                   22.46%


*        Annualized.
** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. Total return for a period of less than a full year is not annualized. Prior period returns have been adjusted to conform to the current period's presentation.
*** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member.
N/A      Not applicable

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     9.  SUBSEQUENT EVENTS

              Subsequent to June 30, 2004 and through August 15, 2004, the Company received additional capital contributions from Members of $692,632.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on July 15, 2004. At this meeting, the Members elected each of the nominees proposed for election to the Company's Board of Managers. The following provides information concerning the matters voted on at the meeting:


I.       ELECTION OF MANAGERS OF THE COMPANY

                                                                           VOTES              NON-VOTING          INTERESTS OF
                    NOMINEE                         VOTES FOR            WITHHELD             INTERESTS              RECORD
         Jesse H. Ausubel                         $265,853,994          $3,542,259           $242,071,204         $511,467,457

         Lawrence K. Becker                       $265,476,194          $3,920,059           $242,071,204         $511,467,457

         James E. Buck                            $265,677,688          $3,718,565           $242,071,204         $511,467,457

         Marshall Dornfeld                        $264,234,027          $5,162,226           $242,071,204         $511,467,457

         Luis Rubio                               $265,476,194          $3,920,059           $242,071,204         $511,467,457

         Janet L. Schinderman                     $265,312,786          $4,083,467           $242,071,204         $511,467,457


II.      PROXY VOTING

         A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, after August 30, 2004, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ADVANTAGE ADVISERS XANTHUS FUND, LLC
             ------------------------------------

By (Signature and Title)*           /S/ MARSHALL DORNFELD
                         -------------------------------------------------------
                           Marshall Dornfeld, Principal Executive Officer
                           & Director
                           (principal executive officer)

Date                       AUGUST 24, 2004
                           -----------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ MARSHALL DORNFELD
                         -------------------------------------------------------
                            Marshall Dornfeld, Principal Executive Officer
                            & Director
                            (principal executive officer)

Date                        AUGUST 24, 2004
     ---------------------------------------------------------------------------

By (Signature and Title)*           /S/ LENARD BRAFMAN
                         -------------------------------------------------------
                                    Lenard Brafman
                                    (principal financial officer)

Date                                AUGUST 24, 2004
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.